Share-based Compensation (Sogou Share-based Awards, Sohu Management Sogou Share Option Arrangement, Share Option Activity) (Details) - Sohu Management Sogou Share Option Arrangement [Member] - Share Options [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance		70
Number of Shares, Exercised		(61)
Number of Shares, Outstanding, Ending Balance		9	70
Number of Shares, Vested, Ending balance		9
Number of Shares, Exercisable, Ending Balance		9
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.517
Weighted Average Exercise Price, Exercised		0.594
Weighted Average Exercise Price, Outstanding, Ending Balance		0.001	$ 0.517
Weighted Average Exercise Price, Vested, Ending balance		0.001
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning Balance		7 years 4 months 17 days	6 years 9 months 14 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending Balance		7 years 4 months 17 days	6 years 9 months 14 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance		7 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		7 years 4 months 17 days
Aggregate Intrinsic Value, Outstanding, Ending Balance	[1]	$ 104
Aggregate Intrinsic Value, Vested, Ending balance	[1]	104
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 104

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $11.57 on the last trading day in 2017 and the exercise price of the options.